UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Jubak Global Equity Fund
 (JUBAX)

SEMI-ANNUAL REPORT
November 30, 2012

www.JubakFund.com

Jubak Global Equity Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	16
Expense Example	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Jubak Global Equity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.4%
	ARGENTINA – 2.0%
42,000	Arcos Dorados Holdings, Inc. - Class A	$514,500

	AUSTRALIA – 6.4%
51,815	Bradken Ltd.	251,986
20,270	GrainCorp Ltd.	251,730
477,565	Lynas Corp. Ltd.*	318,968
18,791	Newcrest Mining Ltd.	503,005
3,985	Westpac Banking Corp.	106,048
58,538	Whitehaven Coal Ltd.	181,438
		1,613,175
	BRAZIL – 7.3%
3,000	Anhanguera Educacional Participacoes S.A.	45,306
5,680	CCR S.A.	48,804
38,600	Even Construtora e Incorporadora S.A.	155,535
6,800	Hypermarcas S.A.*	49,008
8,000	Itau Unibanco Holding S.A. - ADR	121,200
28,400	Kroton Educacional S.A.*	550,775
11,300	Localiza Rent a Car S.A.	187,998
17,900	Marfrig Alimentos S.A.*	97,173
22,250	Natura Cosmeticos S.A.	588,946
		1,844,745
	CANADA – 6.7%
18,100	Goldcorp, Inc.	700,470
22,000	Talisman Energy, Inc.	247,607
39,000	Yamana Gold, Inc.	733,200
		1,681,277
	CHILE – 2.1%
228,585	AquaChile S.A.*	142,593
8,323,218	Corpbanca S.A.	109,701
6,000	Corpbanca S.A. - ADR	116,880
7,500	Latam Airlines Group S.A. - ADR	166,125
		535,299
	CHINA – 8.2%
3,000	AAC Technologies Holdings, Inc. - ADR	112,688
22,800	Home Inns & Hotels Management, Inc. - ADR*	612,864
87,000	Jiangxi Copper Co., Ltd. - Class H	223,388
57,300	Ping An Insurance Group Co. - Class H	433,620
12,300	Tencent Holdings Ltd.	401,843

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
96,000	Tingyi Cayman Islands Holding Corp.	$280,560
		2,064,963
	COLOMBIA – 2.8%
17,294	Banco Davivienda S.A.	217,414
50	Constructora Conconcreto S.A.	36
45,094	Grupo Odinsa S.A.	208,676
12,735	Pacific Rubiales Energy Corp.	277,815
		703,941
	DENMARK – 2.2%
3,445	Novo Nordisk A/S - Class B	547,111

	FINLAND – 1.6%
4,870	Konecranes OYJ	157,834
78,000	Nokia Corp. - ADR	254,280
		412,114
	FRANCE – 1.9%
2,750	LVMH Moet Hennessy Louis Vuitton S.A.	482,469

	HONG KONG – 4.4%
84,400	AIA Group Ltd.	328,335
18,000	Cafe de Coral Holdings Ltd.	53,186
82,000	China Overseas Land & Investment Ltd.	242,819
27,900	Dairy Farm International Holdings Ltd.	300,762
212,000	Guangdong Investment Ltd.	172,331
		1,097,433
	IRELAND – 1.2%
3,895	Paddy Power PLC	293,856

	JAPAN – 3.7%
12,300	Seven & I Holdings Co., Ltd.	358,399
28,000	Tatsuta Electric Wire and Cable Co., Ltd.	270,031
51,800	Toray Industries, Inc.	306,646
		935,076
	JERSEY – 1.4%
3,400	Randgold Resources Ltd. - ADR	365,024

	MALAYSIA – 0.4%
16,800	Petronas Gas BHD	101,693

	MEXICO – 2.4%
49,200	Desarrolladora Homex S.A.B. de C.V.*	107,656
7,000	Grupo Televisa S.A.B. - ADR	165,690

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
78,600	Industrias Bachoco S.A.B. de C.V.	$169,465
296,045	Urbi Desarrollos Urbanos S.A.B. de C.V.*	171,216
		614,027
	NORWAY – 4.3%
10,000	Seadrill Ltd.	385,300
28,270	Statoil ASA	691,222
		1,076,522
	PHILIPPINES – 0.5%
169,800	Manila Water Co., Inc.	136,137

	POLAND – 1.1%
1,355	Bank Zachodni WBK S.A.	102,761
1,320	Powszechny Zaklad Ubezpieczen S.A.	165,322
		268,083
	SINGAPORE – 4.8%
50,000	Goodpack Ltd.	79,059
92,000	Hyflux Ltd.	97,231
14,507	Keppel Corp. Ltd.	127,290
156,000	Keppel Land Ltd.	460,102
46,000	SIA Engineering Co., Ltd.	162,428
10,000	Singapore Exchange Ltd.	56,448
70,000	StarHub Ltd.	213,911
		1,196,469
	SPAIN – 0.0%
526	Banco Santander S.A. - ADR	4,032

	SWEDEN – 1.1%
7,700	Svenska Handelsbanken A.B. - A Shares	273,704

	SWITZERLAND – 0.6%
1,832	Cie Financiere Richemont S.A.	141,250

	THAILAND – 0.9%
516,400	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	237,251

	TURKEY – 2.5%
36,230	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	527,173
16,285	Arcelik A.S.	98,885
		626,058

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM – 3.2%
8,000	Ensco PLC - ADR	$465,840
15,290	Tullow Oil PLC	337,323
		803,163
	UNITED STATES – 23.7%
1,300	Apple, Inc.	760,864
30,000	Broadcom Corp. - Cl. A	971,400
13,000	Cheniere Energy, Inc.*	218,400
5,000	eBay, Inc.*	264,100
11,500	Freeport-McMoRan Copper & Gold, Inc.	448,615
1,000	Howard Hughes Corp.*	73,680
7,000	Johnson Controls, Inc.	192,780
6,000	Lennar Corp. - Class A	228,240
1,000	Lumber Liquidators Holdings, Inc.*	53,680
34,000	MGM Resorts International*	345,100
3,000	Peabody Energy Corp.	75,330
700	Precision Castparts Corp.	128,373
23,000	PulteGroup, Inc.*	386,630
15,000	QUALCOMM, Inc.	954,300
400	Sherwin-Williams Co.	61,008
3,000	Targa Resources Partners LP	113,010
20,000	U.S. Bancorp	645,200
2,000	Ultra Petroleum Corp.*	40,100
		5,960,810
	TOTAL COMMON STOCKS (Cost $24,074,854)	24,530,182

	EXCHANGE-TRADED FUNDS – 0.4%
	UNITED STATES – 0.4%
5,000	Guggenheim Timber ETF	97,499

	TOTAL EXCHANGE-TRADED FUNDS (Cost $95,500)	97,499

	SHORT-TERM INVESTMENTS – 1.9%
478,085	Fidelity Institutional Government Portfolio, 0.01%1	478,085

	TOTAL SHORT-TERM INVESTMENTS (Cost $478,085)	478,085

	TOTAL INVESTMENTS – 99.7% (Cost $24,648,439)	$25,105,766
	Other Assets in Excess of Liabilities – 0.3%	76,324

	TOTAL NET ASSETS – 100.0%	$25,182,090

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.

1	The rate quoted is the annualized seven-day yield of the Fund at period end.

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
SUMMARY OF INVESTMENTS
As of November 30, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	18.3%
Information Technology	14.8%
Financials	14.7%
Materials	14.5%
Energy	12.0%
Consumer Staples	11.0%
Industrials	7.1%
Health Care	2.2%
Utilities	2.0%
Telecommunication Services	0.8%
Total Common Stocks	97.4%
Exchange-Traded Funds	0.4%
Total Exchange-Traded Funds	0.4%
Short-Term Investments	1.9%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements.

Jubak Global Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $24,648,439)	$25,105,766
Foreign currency, at value (cost $111)	112
Receivables:
Investment securities sold	484,403
Fund shares sold	940
Dividends and interest	38,023
Prepaid expenses	19,899
Total assets	25,649,143

Liabilities:
Payables:
Investment securities purchased	399,047
Fund shares redeemed	4,087
Distribution fees (Note 6)	5,365
Advisory fees	1,790
Fund accounting fees	13,163
Transfer agent fees and expenses	11,217
Administration fees	10,307
Custody fees	9,635
Chief Compliance Officer fees	839
Trustees' fees and expenses	40
Accrued other expenses	11,563
Total liabilities	467,053

Net Assets	$25,182,090

Components of Net Assets:
Capital (par value of $0.01 per share with unlimited number of shares authorized)	$28,207,997
Accumulated net investment income	35,345
Accumulated net realized loss on investments and foreign currency transactions	(3,518,863)
Net unrealized appreciation on:
Investments	457,327
Foreign currency translations	284
Net Assets	$25,182,090

Number of shares issued and outstanding	2,592,369
Net asset value per share	$9.71

See Accompanying Notes to Financial Statements.

Jubak Global Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $27,813)	$260,147
Interest	125
Total investment income	260,272

Expenses:
Advisory fee	168,311
Fund accounting fees	35,132
Distribution fees (Note 6)	35,065
Transfer agent fees and expenses	33,341
Custody fees	27,675
Administration fees	20,295
Shareholder reporting fees	12,534
Registration fees	11,781
Audit fees	7,671
Legal fees	5,851
Chief Compliance Officer fees	5,014
Trustees' fees and expenses	3,009
Miscellaneous expenses	2,499
Insurance fees	778

Total expenses	368,956
Advisory fees waived	(137,528)
Net expenses	231,428
Net investment income	28,844

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Net realized gain (loss) from:
Investments	(1,579,411)
Foreign currency transactions	3,046
Net realized loss	(1,576,365)
Net change in unrealized appreciation/depreciation on:
Investments	4,010,332
Foreign currency translations	1,743
Net change in unrealized appreciation/depreciation	4,012,075
Net realized and unrealized gain on investments and foreign currency	2,435,710

Net Increase in Net Assets from Operations	$2,464,554

See Accompanying Notes to Financial Statements.

Jubak Global Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended
	November 30, 2012	For the Year Ended
	(Unaudited)	May 31, 2012
Increase (Decrease) In Net Assets From:
Operations:
Net investment income	$28,844	$83,465
Net realized loss on investments and foreign currency transactions	(1,576,365)	(1,958,670)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	4,012,075	(4,825,868)
Net increase (decrease) in net assets resulting from operations	2,464,554	(6,701,073)

Distributions to Shareholders:
From net investment income	-	(184,698)
Total distributions to shareholders	-	(184,698)

Capital Transactions:
Net proceeds from shares sold	1,212,775	9,364,700
Reinvestment of distributions	-	174,256
Cost of shares redeemed1	(6,373,438)	(13,773,631)
Net (decrease) from capital transactions	(5,160,663)	(4,234,675)

Total (decrease) in net assets	(2,696,109)	(11,120,446)

Net Assets:
Beginning of period	27,878,199	38,998,645
End of period	$25,182,090	$27,878,199

Undistributed net investment income	$35,345	$6,501

Capital Share Transactions:
Shares sold	128,124	975,452
Shares reinvested	-	19,319
Shares redeemed	(660,336)	(1,409,377)
Net (decrease) from capital share transactions	(532,212)	(414,606)

1	Net of redemption fee proceeds of $1,910 and $10,220, respectively.

See Accompanying Notes to Financial Statements.

Jubak Global Equity Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.	For the Six
	Months Ended				For the Period
	November 30, 2012		For the Year Ended		June 30, 2010* to
	(Unaudited)		May 31, 2012		May 31, 2011
Net asset value, beginning of period	$8.92		$11.02		$10.00
Income from Investment Operations:
Net investment income1	0.01		0.03		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		(2.07)		1.00
Total from investment operations	0.79		(2.04)		1.01

Less Distributions:
From net investment income	-		(0.06)		-
From net realized gain	-		-		-
Total distributions	-		(0.06)		-

Redemption fee proceeds	-	2	-	2	0.01

Net asset value, end of period	$9.71		$8.92		$11.02

Total return	8.97%	3	(18.56%)		10.20%	3

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,182		$27,878		$38,999

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.63%	4	2.41%		2.96%	4
After fees waived and expenses absorbed	1.65%	4	1.66%	5	1.75%	4,5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.77)%	4	(0.49)%		(1.12)%	4
After fees waived and expenses absorbed	0.21%	4	0.26%		0.09%	4
Portfolio turnover rate	69%	3	140%		59%	3

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5
Effective July 1, 2011, the Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% of average daily net assets of the Fund.  The expense limit for the Fund, from June 1, 2012 through November 30, 2012, was 1.75%.

See Accompanying Notes to Financial Statements.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2012 (Unaudited)

Note 1 – Organization
Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Brazilian and Mexican securities may be valued at the intraday price available at the close of the NYSE. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2012 (Unaudited)

prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 20, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 20, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  For the six months ended November 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss)

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2012 (Unaudited)

items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Jubak Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.20% of the Fund’s average daily net assets.  Effective July 1, 2011, the Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excludes taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% of average daily net assets of the Fund.

For the six months ended November 30, 2012, the Advisor waived $137,528 of its advisory fees.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At November 30, 2012, the amount of these potentially recoverable expenses was $591,232.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture a portion of the following amounts no later than May 31 of the years stated below:

2014:	$211,423
2015:	242,281
2016:	137,528
Total	$591,232

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.  On January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) will succeed GDS as the Distributor to the Funds.  IMST Distributors is not affiliated with the Trust or any of its service providers.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended November 30, 2012, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At November 30, 2012, gross unrealized appreciation and depreciation of investments and foreign currency translations based on cost for federal income tax purposes were as follows:

Cost of investments	$25,249,819

Gross unrealized appreciation	$1,860,907
Gross unrealized depreciation	(2,004,960)
Unrealized depreciation on foreign currency	284
Net unrealized depreciation on investments and foreign currency translations	$(143,769)

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2012 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

At May 31, 2012 the Fund had net realized capital losses from transactions between November 1, 2011 and May 31, 2012 of $835,758 which for tax purposes are deferred and will be recognized in fiscal year 2013

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  The reclassifications have no effect on net assets or net asset value per share. For the year ended May 31, 2012, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment loss and accumulated realized gains as follows:

As of May 31, 2012, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(1,818,413)
Net unrealized depreciation	(3,672,048)
Total accumulated earnings	$(5,490,461)

As of May 31, 2012 the Fund had a short-term capital loss carryover of $983,151 which expires in 2020.

Note 5 – Investment Transactions
For the six months ended November 30, 2012, purchases and sales of investments, excluding short-term investments, were $17,383,581 and $20,243,203, respectively.

Note 6 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the six months ended November 30, 2012, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2012 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 31	Total
Investments
Common Stocks
Consumer Discretionary	$4,599,617	$-	$-	$4,599,617
Consumer Staples	2,765,810	-	-	2,765,810
Energy	3,033,385	-	-	3,033,385
Financials	3,694,517	-	-	3,694,517
Health Care	547,111	-	-	547,111
Industrials	1,788,642	-	-	1,788,642
Information Technology	3,719,474	-	-	3,719,474
Materials	3,660,324	-	-	3,660,324
Utilities	371,254	136,137	-	507,391
Telecommunication Services	213,911	-	-	213,911
Exchange-Traded Funds	97,499	-	-	97,499
Short-Term Investments	478,085	-	-	478,085
Total Investments	$24,969,629	$136,137	$-	$25,105,766

1	The Fund did not hold any Level 3 securities at period end.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2012 (Unaudited)

The following is a reconciliation of transfers between Levels for the Jubak Global Equity Fund from June 1, 2012 to November 30, 2012, represented by recognizing the November 30, 2012 market value of securities:

Transfers into Level 1	$36
Transfers out of Level 1	(136,137)
Net transfers in (out) of Level 1	$(136,101)

Transfers into Level 2	$136,137
Transfers out of Level 2	(36)
Net transfers in (out) of Level 2	$136,101

Note 9 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the six months ended November 30, 2012, the Fund did not enter into any forward contracts.

Note 10 – Recently Issued Accounting Pronouncements
In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Jubak Global Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on August 14-15, 2012, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Jubak Asset Management, LLC (the “Investment Advisor”) with respect to the Jubak Global Equity Fund series of the Trust (the “Fund”) for an additional one-year term.  In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered information reviewed by the Board during the year at other Board and committee meetings.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund compared with returns of the MSCI AC World Index for the three-month, year-to-date and one-year periods ended June 30, 2012, and with a select group of comparable funds selected by Morningstar, Inc. (each, a “Peer Group”) from the relevant category (each, a “Universe”) selected by Morningstar, Inc. for such periods.  With respect to the performance results of the Fund, the Board noted that the materials they reviewed indicated that the annualized total return of the Fund for the one-year period was below the return of the MSCI AC World Index and the median returns of the funds in the Peer Group and World Large Core Universe.  In considering the Fund’s performance results, the Board noted that the Fund had commenced operations during a volatile market and had a relatively short performance history.  The Board also considered the Investment Advisor’s investment thesis and its belief that the Fund was positioned well for an upswing in the market, when such an upswing occurs.

The Board considered the overall quality of services provided by Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Investment Advisor to the Fund are satisfactory.

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) and the total expenses paid by the Fund (net of fee waivers by the Investment Advisor) were higher than the medians of the Fund’s Peer Group and Universe, although the total expenses of the Fund were not the highest in the Peer Group.  The Board noted, however, that the Investment Advisor had waived a significant portion of its advisory fee with respect to the Fund for the fiscal year ended

Jubak Global Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2012, because of the Fund’s low asset levels, and that effective July 1, 2011, the Investment Advisor had decreased the Fund’s annual expense cap from 1.75% to 1.65% of the Fund’s average daily net assets.  The Board noted that the Investment Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s profits with respect to the Fund and determined that the level of profitability was reasonable.  The Board noted the financial commitment by the owners of the Investment Advisor to the success of the Investment Advisor and the Fund.  The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any research received from broker-dealers executing transactions on behalf of the Fund and any favorable publicity arising in connection with the Fund. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Jubak Global Equity Fund
EXPENSE EXAMPLE
For the Six Months Ended November 30, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/1/12 to 11/30/12.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	6/1/12	11/30/12	6/1/12 – 11/30/12

Actual Performance	$ 1,000.00	$ 1,089.70	$ 8.65
Hypothetical (5% annual return before expenses)	1,000.00	1,016.72	8.35

*
Expenses are equal to the Fund’s annualized expense ratio of 1.65% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

This page is intentionally left blank

 This page is intentionally left blank

Jubak Global Equity Fund
a series of the Investment Managers Series Trust

Investment Advisor
Jubak Asset Management, LLC
9 W. 57th Street, 26th Floor
New York, NY 10019

Independent Registered Public Accounting Firm
Tait Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Jubak Global Equity Fund	JUBAX	461 418 691

Privacy Principles of the Jubak Global Equity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Jubak Global Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 88JUBAK (58225) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 88JUBAK (58225) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 88JUBAK (58225). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Jubak Global Equity Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-88JUBAK (58225)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)		/s/ John P. Zader
John P. Zader, President

Date	2/8/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ John P. Zader
John P. Zader, President

Date	2/8/13

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer

Date	2/8/13